MITCHELL HUTCHINS SERIES TRUST

         TACTICAL ALLOCATION PORTFOLIO
















The fund offers its Class H and Class I shares only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.





PROSPECTUS
May 1, 2000

-------------------------------

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.


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Mitchell Hutchins       Tactical Allocation Portfolio
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CONTENTS

                 TACTICAL ALLOCATION PORTFOLIO

        ------------------------------------------------------------------------

What every investor              3    Investment Objective, Strategies and Risks
should know about
the fund                         4    Performance

                                 5    More About Risks and Investment Strategies

                  INVESTING IN THE FUND

        ------------------------------------------------------------------------

Information for managing         6    Purchases, Redemptions and Exchanges
your fund account
                                 6    Pricing and Valuation

                  ADDITIONAL INFORMATION

        ------------------------------------------------------------------------

Additional important             7    Management
information about
the fund                         8    Dividends and Taxes

                                 9    Financial Highlights

        ------------------------------------------------------------------------


Where to learn more                   Back Cover
about this fund

                                      ------------------------------
                                      The fund is not a complete or
                                      balanced investment program.
                                      ------------------------------


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TACTICAL ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Total return, consisting of long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The fund allocates its assets between

o a stock portion that is designed to track the performance of the S&P 500 Composite Stock Index and
o a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, reallocates the fund's assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month.

The Tactical Allocation Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills.

When the Tactical Allocation Model recommends a fixed income allocation of more than 50%, the fund must invest in other high quality bonds or money market instruments to the extent needed to limit the fund's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated asset accounts used to fund variable annuity or variable life contracts.

The fund may (but is not required to) use derivatives to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. Mitchell Hutchins also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy fund shares, to facilitate trading and to reduce transaction costs.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o ASSET ALLOCATION RISK - The Tactical Allocation Model may not correctly predict the appropriate time to shift the fund's assets from one asset class to another.
o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.
o INDEX TRACKING RISK - The fund expects a close correlation between the performance of its stock investments and that of the S&P 500 Index in both rising and falling markets. The performance of the fund's stock investments generally will not be identical to that of the Index because of the fees and expenses borne by the fund and investor purchases and sales of fund shares, which can occur daily.
o INTEREST RATE RISK - The value of the fund's bond investments generally will fall when interest rates rise.
o DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.
o FOREIGN INVESTING RISK - The S&P 500 Index includes some U.S. dollar denominated foreign securities. The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).


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PERFORMANCE
-----------


RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows the fund's performance for its initial calendar year. The bar chart shows Class H shares because Class I shares were not outstanding for the full calendar year.

The table that follows the bar chart shows the average annual returns for Class H shares for one year and the life of the class. Performance for Class I shares is not included in the table because Class I shares were not outstanding for the full calendar year. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.

     TOTAL RETURN ON CLASS H SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR
                              YEAR OF OPERATIONS)


          CALENDAR YEAR                   PERCENTAGES

              1990
              1991
              1992
              1993
              1994
              1995
              1996
              1997
              1998
              1999                           18.43%


     Best quarter during year shown     --    4th quarter, 1999:      13.08%
     Worst quarter during year shown    --    3rd quarter, 1999:       6.16%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

      CLASS                          CLASS H       S&P 500 COMPOSITE
      (INCEPTION DATE)              (9/28/98)        STOCK INDEX
      ----------------              ---------        ------------
      One Year................        18.43%            21.03%
      Life of Class...........        36.66%            35.94%*

        ---------------
        * Return is for the period 9/30/98 to 12/31/99, annualized.


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MORE ABOUT RISKS AND INVESTMENT STRATEGIES
------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further details about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

ASSET ALLOCATION RISK. The Tactical Allocation Model may not correctly predict the times to shift the fund's assets from one asset class to another. The fund is more dependent on the Model's ability to successfully assess the relative values in each asset class than are funds that do not so allocate their assets.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. The fund may lose a substantial part, or even all, of its investment in a company's stock.

INDEX TRACKING RISK. The fund expects a close correlation between the performance of its stock investments and that of the S&P 500 Index in both rising and falling markets. The performance of the fund's stock investments generally will not be identical to that of the Index because of fees and expenses borne by the fund and shareholder purchases and sales of shares, which can occur daily.

INTEREST RATE RISK. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge will not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

FOREIGN INVESTING RISK. Foreign investing involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS. The fund may invest up to 100% of its assets in U.S. Treasury bills with remaining maturities of less than 30 days and other high quality money market instruments when recommended by the Tactical Allocation Model. Since these investments provide relatively low income, a defensive position may not be consistent with achieving the fund's investment objective.

PORTFOLIO TURNOVER. The fund may engage in frequent trading in response to the Tactical Allocation Model. Frequent trading can result in portfolio turnover of 100% or more (high portfolio turnover).


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INVESTING IN THE FUND


PURCHASES, REDEMPTIONS AND EXCHANGES
------------------------------------

Shares of the fund are sold only to insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts. These separate accounts are the shareholders of the fund - not the individual contract owners. However, the separate accounts may pass through voting rights to the contract owners.

The fund offers both Class H and Class I shares to insurance company separate accounts:

o Class H shares are sold and redeemed at net asset value and do not pay any 12b-1 fees.

o Class I shares also are sold and redeemed at net asset value. However, under a rule 12b-1 plan adopted by the fund, Class I shares pay an annual distribution fee of 0.25% of average net assets. The fund pays this fee to insurance companies for the sale of Class I shares and for services that the insurance company provides to contract owners. Because these 12b-1 fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of a contract owner's investment and may cost more than paying other types of sales charges.

An insurance company separate account may exchange shares of the fund for shares of the same class in another Mitchell Hutchins Series Trust fund at their relative net asset values per share, provided that the separate account invests in both funds. A particular insurance company separate account may not invest in all Mitchell Hutchins Series Trust funds or classes of fund shares.

The fund and Mitchell Hutchins (for Class I shares) reserve the right to reject any purchase order and to suspend the offering of the fund's shares for a period of time.

PRICING AND VALUATION
---------------------

Insurance company separate accounts buy, sell or exchange fund shares at their net asset values. The fund calculates net asset value separately for each class as of the close of trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

The fund calculates its net asset value based on the current market value for its portfolio securities. The fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board of trustees. The fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.


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Mitchell Hutchins       Tactical Allocation Portfolio
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MANAGEMENT
----------

INVESTMENT ADVISER

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On February 29, 2000, Mitchell Hutchins was adviser or sub-adviser to 31 investment companies with 76 separate funds and aggregate assets of approximately $54.4 billion.

The fund paid advisory fees to Mitchell Hutchins for the most recent fiscal year at the annual contract rate of 0.50% of its average daily net assets.

The fund has received an exemptive order from the SEC to permit the board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. The fund's shareholders must approve this policy before the board may implement it. As of the date of this Prospectus, the fund's shareholders have not been asked to do so.

PORTFOLIO MANAGER

T. Kirkham Barneby is responsible for the fund's asset allocation decisions and the day-to-day management of its portfolio. Mr. Barneby has held his management responsibilities for the fund since its inception.

Mr. Barneby is a managing director and chief investment officer - quantitative investments of Mitchell Hutchins.


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Mitchell Hutchins       Tactical Allocation Portfolio
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DIVIDENDS AND TAXES
-------------------


DIVIDENDS

Dividends are paid in additional shares of the fund unless the shareholder requests otherwise.

The fund normally declares and pays dividends and distributes any gains annually.

Class I shares have higher expenses because of their distribution fees and thus are expected to have lower dividends than Class H shares.

TAXES

Fund shares are offered only to insurance company separate accounts that fund certain variable annuity and variable life contracts. These accounts generally are not subject to tax on dividends from the fund or when fund shares are exchanged or redeemed. See the applicable contract prospectus for a discussion of the federal income tax status of

o the insurance company separate accounts that purchase and hold shares of the fund and

o    the holders of contracts funded through those separate accounts.

The fund must satisfy certain diversification requirements imposed by the Internal Revenue Code on segregated asset accounts used to fund variable annuity or variable life contracts. Failure of the fund to do so would result in taxation of the insurance company issuing the variable annuity or variable life contracts and treatment of the contract holders other than as described in the contract prospectus.

See the SAI for information or for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.


                                       8
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FINANCIAL HIGHLIGHTS
--------------------

The following financial highlights table is intended to help you understand the fund's financial performance for the periods shown. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, are included in the fund's Annual Report to Shareholders. The annual report may be obtained without charge by calling 1-800-986-0088.

The information in this table pertains only to the fund and does not reflect charges related to the insurance company separate accounts that invest in the fund. See the appropriate variable annuity or variable life contract prospectus for information concerning these charges.


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
Tactical Allocation Portfolio
------------------------------------------------------------------------------------------------------------------------------------

                                                                           CLASS H                                   CLASS I
                                                     -----------------------------------------------------    ----------------------
                                                                                     FOR THE PERIOD             FOR THE PERIOD
                                                              FOR THE                 SEPTEMBER 28,            JANUARY 5, 1999++
                                                            YEAR ENDED                1998+ THROUGH                THROUGH
                                                         DECEMBER 31, 1999          DECEMBER 31, 1998         DECEMBER 31, 1999
                                                         -----------------          -----------------         -----------------
Net asset value, beginning of period...............          $ 14.91                    $ 12.00                    $ 14.89
                                                             -------                    -------                    -------
Net investment income..............................             0.11@                      0.02                       0.11@
Net realized and unrealized gains from investments.             2.64@                      2.99                       2.65@
                                                                ----                       ----                       ----
Net increase from investment operations............             2.75                       3.01                       2.76
                                                                ----                      -----                      -----
Dividends from net investment income...............            (0.06)                     (0.02)                     (0.06)
Distributions from net realized gains
from investments...................................            (1.11)                     (0.08)                     (1.11)
                                                               ------                     ------                     ------
Total dividends and distributions..................            (1.17)                     (0.10)                     (1.17)
                                                               ------                     ------                     ------
Net asset value, end of period.....................          $ 16.49                    $ 14.91                    $ 16.48
                                                               =====                     ======                     ======
Total investment return(1).........................            18.43%                     24.98%                     18.52%
                                                               =====                     ======                     ======
Ratios/Supplemental data:
Net assets, end of period (000's)..................           $36,714                   $ 22,494                   $ 54,413
Expenses to average net assets, before waiver
from adviser.......................................             0.74%                      0.95%*                     0.99%*
Expenses to average net assets, after waiver
from adviser.......................................             0.74%                      0.95%*                     0.74%*
Net investment income to average net assets,
before waiver from adviser.........................             0.71%                      0.77%*                     0.56%*
Net investment income to average net assets,
after waiver from adviser..........................             0.71%                      0.77%*                     0.81%*
Portfolio turnover rate............................              110%                         6%                       110%
-------------------

+    Commencement of operations.

++   Commencement of issuance of shares.

*    Annualized.

@    Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.


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If you want more information about the fund, the following documents are available free upon request:

         ANNUAL/SEMI-ANNUAL REPORTS:

         Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.

         STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CONTRACT PROSPECTUS:

         The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus. Investors are advised to also read the applicable contract prospectus.

You may discuss your questions about the fund, obtain free copies of annual and semi-annual reports and the SAI, or request other information, by contacting the fund directly at 1-800-986-0088.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get text-only copies of reports and other information about the fund:

o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Room, Washington, D.C. 20549-0102; or

o        Free, from the EDGAR Database on the SEC's Internet website at:
         http://www.sec.gov

















Mitchell Hutchins Series Trust
Investment Company Act File No. - 811-4919


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